SCHEDULE OF STOCK OPTION FAIR VALUE ASSUMPTIONS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Expected life - years	3 years	3 years	3 years
Interest rate	1.76%	1.23%	0.37%
Volatility	69.66%	63.28%	70.14%
Weighted average fair value of options granted	$ 1.46	$ 1.23	$ 1.12